Summary of Significant Accounting Policies (Details Narrative) - NZD ($) $ in Thousands	3 Months Ended	12 Months Ended
	May 16, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Profit/(loss) after income tax		$ (68,346)	$ (54,305)	$ (49,220)
Cash flows from (used in) operating activities		(11,018)	(19,894)	(9,434)
Net current liability		63,800	54,300
Assets (liabilities)		89,191	(6,284)
Gross profit		33,892	33,818	37,440
Other costs		14,800
Other foreign currency gains		3,642	615	1,963
Government subsidies		4,200
Fair value adjustment of convertible notes		26,600
Increase in capital		113,000
Repayment of bank debt		3,400	$ 2,100	$ 18,489
Rent concessions		1,300
Cash		300
Maximum [Member]
Statement Line Items [Line Items]
Net current liability		$ 14,000
Licences [member] | Maximum [Member]
Statement Line Items [Line Items]
Intangibles estimated useful life		50 years
Licences [member] | Minimum [Member]
Statement Line Items [Line Items]
Intangibles estimated useful life		5 years
Events occurring after reporting date [Member]
Statement Line Items [Line Items]
Increase in capital	$ 298,300
Repayment of bank debt	$ 14,500
New Zealand [Member]
Statement Line Items [Line Items]
Profit/(loss) after income tax		$ 2,000
Proceeds from government grants		2,000
Australia [Member]
Statement Line Items [Line Items]
Profit/(loss) after income tax		500
Proceeds from government grants		$ 900